JPMMT2026-ABS-15G

Exhibit 99.31

Executive Summary

4. Description of the Due Diligence Services

1.	Type of Assets Reviewed

Inglet Blair, LLC (“IB”) performed certain due diligence review services (the “Review”), as defined herein. The loans reviewed were originated in July 2026 and were collateralized by residential real estate (the “Loans”). The Loans were acquired by JPMorgan Chase Bank, National Association (the “Client”) from lenders (in such capacity, the “Seller”), via bulk acquisition. The information provided below represents the approach and methodology used at the time of original acquisition by the Seller. Each of the Loans was acquired by the Seller from various lenders through a delegated correspondent channel.

2.	Sample Size of Assets Reviewed

This report reflects 2 Loans selected by the Client to include in JPMMT 2026-PLNQ1 (the “Securitization”). Client did not disclose to IB if additional loans are included in the Securitization. While the Client may have included additional loans in the Securitization, such loans were not subject to the Review referenced herein. IB reviewed 100% of the Loans provided by the Client and can only assume the sample size was 100%.

3.	Sample Size Determination

The Client, in its sole discretion, determined the Loans to be reviewed by IB. As noted in Section 2 above, Client provided IB with 2 Loans, all of which were reviewed by IB. Therefore, IB used no sampling methodology in its Review.

4.	Information and Data Integrity

IB was provided certain data elements (the “Tape Data”), which were supplied by the Seller. The Seller aggregated the Tape Data from the various lenders. Each lender did not supply Seller with uniform Tape Data; thus, individual Loan Tape Data may not have included all data elements as detailed below in this Section 4. IB subsequently mapped and compared the Tape Data to information contained in each Loan file. When the data was provided, IB compared the following fields:

Field Name
Amortization Type	Total Debt to Income Ratio
Amortized Original Term	First Payment Date
Appraised Value	Interest Only Flag
ARM Initial Adjustment Period	Lien Position
ARM Initial Rate Cap	Loan Purpose
ARM Lookback Period	Loan Term
ARM Margin	Loan Type
ARM Maximum Interest Rate	LTV
ARM Minimum Interest Rate	Note Date
ARM Payment Change Frequency	Occupancy
ARM Periodic Rate Cap	Original Interest Rate
ARM Periodic Rate Cap at first Adjustment Down	Original Principal and Interest

Inglet Blair, LLC Deal Summary JPMMT 2026-PLNQ1 pg. 1

ARM Periodic Rate Cap at first Adjustment Up	Original Principal Balance
ARM Rate Cap at first Adjustment Down	Property Type
ARM Rate Cap at first Adjustment Up	Representative Credit Score
ARM Rate Change Frequency	Residual Income
ATR/QM Designation	Sales Price
Borrower First Name	Subject Address
Borrower Last Name	Subject City
CLTV	Subject State
Doc Type	Subject Zip Code

5.	Underwriting, Origination Practices and Conformity to Guidelines and/or Criteria

Each Loan was reviewed to the applicable guideline, matrix and/or finding report, produced by an Automated Underwriting System (“AUS”), as provided to IB. Depending on the applicable guideline requirements, IB verified, recalculated and compared certain metrics and attributes:

-	Debt to Income (“DTI”)

-	Debt Service Coverage Ratio (“DSCR”)

-	Loan to Value (“LTV”) / Combined Loan to Value (“CLTV”)

-	Lien Position

-	Gross Income

-	Qualifying Principal, Interest, Taxes and Insurance (“PITI”) payment

-	Assets and Reserves

-	Monthly debt service

-	Residual Income

-	Occupancy

-	Property Type

To the extent prescribed by the applicable guidelines, every Loan received an evaluation of the applicable borrower’s employment, income, assets and credit history as follows:

Employment and Income:

-	Meets the guidelines and, as applicable, regulatory documentation requirements

-	Creditor income calculations are reasonable and as prescribed by the applicable guidelines

-	Ensure borrower(s) is/are currently employed

Assets

-	Confirm asset source and documentation requirements

-	Re-calculate gross, net and liquid asset balances

-	Incorporate gift funds and sourcing documentation

-	Confirm and calculate reserve calculations

Credit Report

-	Determine representative Credit Score and Methodology

-	Number of tradelines

-	Maximum amount of open tradelines

-	Mortgage/Rental payment history

-	Installment and Revolving payment history

-	Bankruptcy and Foreclosure seasoning

-	OFAC Alert(s)

Inglet Blair, LLC Deal Summary JPMMT 2026-PLNQ1 pg. 2

Credit Application (FNMA Form 1003)

-	Substantially complete

-	Employer and employment status

-	Confirmation of loan purpose and occupancy

-	Disposition and status of Real Estate Owned (REO)

-	First time home buyer status

-	Citizenship and eligibility

Title Review - For each Loan the title commitment or, if present, final title policy was reviewed to confirm:

-	Vestee(s)

-	Title interest – Fee Simple or Leasehold

-	Tax liens, encumbrances, encroachments and/or other title defects were satisfied or addressed

Fraud Report – IB reviewed each Loan file for the presence of a fraud report with all material findings addressed surrounding borrower name variances, social security number discrepancies, subject-property occupancy or employment history.

Hazard and Flood Insurance – Each Loan was reviewed to ensure that (i) each hazard policy limit met the applicable guideline requirement (ii) the property address was correct (iii) the premium was accurately reflected in the DTI calculation and (iv) escrowed where required.

Similarly, where the flood certificate indicates the property improvements were located in a flood zone, IB confirmed the coverage met the guideline requirements and, where applicable, the premium escrowed.

Closing/Legal Documents – All Loans received a review of the closing documentation. This includes the note, mortgage (and applicable riders), assignments, mortgage insurance certificates, underwriter approvals, and HUD-1 or Closing Disclosure, as applicable, are executed by all applicable parties and generally convey the terms of the Loan.

The information and findings provided herein were based on the information provided in the loan file images presented at the time of review.

6.	Collateral Review and Methodology

To establish reasonable support for the original appraised value, each qualifying appraisal was accompanied by one of the following: (i) an existing desk review report provided by the originator (or issuer), (ii) a second full appraisal (typically required by the guidelines) or (iii) a FNMA Collateral Underwriter (“CU”) analysis with a score of 2.5 or less. In the event a loan did not contain any of the supplemental documentation, IB ordered an AVM, desk review or field review to fulfill the requirement. If any of the supplemental material(s) had an estimate of value that was lower than the original appraised value by 10% (or more), a field review (or suitable alternative) was obtained.

Each Loan was analyzed to confirm it was sufficiently collateralized by real property, and each appraisal was audited to address the following FIRREA/USPAP rules and standards:

a.	Was the appraisal prepared for a financial services institution?

b.	Does the appraisal state the definition of Market Value?

c.	Does the appraisal indicate the appraiser’s license or certification, number and expiration date?

d.	Does the appraisal disclose any extraordinary assumptions, hypothetical conditions? Does the appraisal include a statement of assumptions and limiting conditions?

i.	If yes, do the items appear to be reasonable?

e.	Is a minimum 3-year subject sale history included?

f.	Does the report state the effective date of the appraisal?

g.	Does the appraisal summarize the process used to collect, confirm, and report data?

h.	Does the appraisal state the subject’s highest and best use?

i.	Does the appraisal clearly identify the real estate being appraised?

j.	Does the appraisal state the real property interest being appraised?

Inglet Blair, LLC Deal Summary JPMMT 2026-PLNQ1 pg. 3

k.	Does the report contain sufficient information?

l.	Was the appraisal reported on a FNMA appraisal form?

i.	If yes, was the form materially complete?

m.	Which of the industry recognized methods of valuation were included that may have been utilized to support the institution's decision to engage in the transaction?

i.	Direct Sales Comparison Approach, Cost Approach, or Income Approach?

ii.	If any of these approaches have been omitted or excluded, is there sufficient explanation provided as to why?

7.	Regulatory Compliance Review to Federal, State and Local Lending Laws

All Loans deemed to be business-purpose loans were not subject to the TILA/TRID testing or other consumer-purpose compliance testing from which such Loans are exempt. However, each Loan was subject to certain additional compliance testing, as applicable based on the characteristics of the Loan and the requirements within the scope of the review.

Loans identified as business-purpose residential mortgage transactions were reviewed for applicable state and federal regulatory requirements, as outlined below.

State High-Cost and Predatory Lending Regulations

•	Evaluate applicable state high-cost, predatory lending, and other lending restrictions to the extent they apply to business-purpose residential mortgage transactions.
•	Perform applicable points and fees, interest rate, and prepayment penalty testing, where required by state law.

Federal Compliance Testing – Equal Credit Opportunity Act (ECOA), Regulation B

•	For applicable first-lien dwelling-secured transactions, confirm the presence and timing of the disclosure informing applicants of their right to receive copies of appraisals and other written valuations.
•	Evaluate compliance with applicable appraisal and valuation delivery requirements, to the extent included in the agreed-upon review scope.

Please be advised that IB is not a law firm, does not employ personnel who are licensed to practice law and the exceptions, observations and conclusions provided by IB are not legal opinions. IB relies upon the advice of outside counsel, informal advice of regulators and industry practice to determine materiality.

TRID Tested	No. of Loans	% of Population
No	2	100.00%
Total	2	100%

8.	Any Other Type of Review

There was no other review performed.

Inglet Blair, LLC Deal Summary JPMMT 2026-PLNQ1 pg. 4

5. Summary of Finding and Conclusions of Review

The following tables represent the final NRSRO overall and component grades. The Overall grade is comprised of the lowest of the component grades.

NRSRO Final Grade	No. of Loans	% of Population
A	1	50.00%
B	1	50.00%
Total	2	100%

NRSRO Final Credit Grade	No. of Loans	% of Population
A	1	50.00%
B	1	50.00%
Total	2	100%

NRSRO Final Compliance Grade	No. of Loans	% of Population
A	2	100.00%
Total	2	100%

NRSRO Final Property Grade	No. of Loans	% of Population
A	2	100.00%
Total	2	100%

The following tables represent certain key attributes of the Loans and their frequency amongst the loan population.

Amortization Type	No. of Loans	% of Population
Fixed Rate	2	100.00%
Total	2	100%

Lien Position	No. of Loans	% of Population
1st	2	100.00%
Total	2	100%

Purpose	No. of Loans	% of Population
Other-than-first-time Home Purchase	1	50.00%
Cash Out: Other/Multipurpose/ Unknown purpose	1	50.00%
Total	2	100%

Inglet Blair, LLC Deal Summary JPMMT 2026-PLNQ1 pg. 5

Property Type	No. of Loans	% of Population
Single Family Detached (non-PUD)	2	100.00%
Total	2	100%

LTV	No. of Loans	% of Population
00.01- 10.00	0	0.00%
10.01- 20.00	0	0.00%
20.01- 30.00	0	0.00%
30.01- 40.00	0	0.00%
40.01- 50.00	0	0.00%
50.01- 60.00	0	0.00%
60.01- 70.00	1	50.00%
70.01- 80.00	1	50.00%
80.01- 90.00	0	0.00%
90.01- 100.00	0	0.00%
Total	2	100%

CLTV	No. of Loans	% of Population
00.01- 10.00	0	0.00%
10.01- 20.00	0	0.00%
20.01- 30.00	0	0.00%
30.01- 40.00	0	0.00%
40.01- 50.00	0	0.00%
50.01- 60.00	0	0.00%
60.01- 70.00	1	50.00%
70.01- 80.00	1	50.00%
80.01- 90.00	0	0.00%
90.01- 100.00	0	0.00%
Total	2	100%

Inglet Blair, LLC Deal Summary JPMMT 2026-PLNQ1 pg. 6